UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21969
                                                     ---------

                          The Gabelli Global Deal Fund
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
         --------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                                          [LOGO]
                                                                     THE GABELLI
                                                                     GLOBAL DEAL
                                                                     FUND

                          THE GABELLI GLOBAL DEAL FUND

                              First Quarter Report
                                 March 31, 2008

TO OUR SHAREHOLDERS,

      The Gabelli Global Deal Fund's ("The Fund") net asset value ("NAV") total return was 1.8% for the one year period ended March 31, 2008, compared to a gain of 4.6% for the 3 Month U.S. Treasury Bill Index. The price of the Fund's publicly traded shares declined 10.2%, for the one year period ended March 31, 2008. On March 31, 2008, the Fund's NAV per share was $17.95, whereas the price of the publicly traded shares closed at $15.99 on the New York Stock Exchange.

      Enclosed is the investment portfolio as of March 31, 2008.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2008 (a)
                -------------------------------------------------
                                                                       Since
                                                                     Inception
                                                Quarter    1 Year    (01/31/07)
                                                -------   --------   ----------
GABELLI GLOBAL DEAL FUND
   NAV TOTAL RETURN (b) .....................     (0.82)%     1.80%       2.50%
   INVESTMENT TOTAL RETURN (c) ..............      2.69     (10.23)     (12.25)
3 Month U.S. Treasury Bill Index ............      0.88       4.62        4.73
S&P 500 Index ...............................     (9.44)     (5.08)      (5.89)

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE 3 MONTH U.S. TREASURY BILL INDEX IS COMPRISED OF A SINGLE ISSUE PURCHASED AT THE BEGINNING OF THE MONTH AND HELD FOR A FULL MONTH. AT THE END OF THE MONTH, THAT ISSUE IS SOLD AND ROLLED INTO THE OUTSTANDING TREASURY BILL THAT MATURES CLOSEST TO, BUT NOT BEYOND THREE MONTHS FROM THE RE-BALANCING DATE. TO QUALIFY FOR SELECTION, AN ISSUE MUST HAVE SETTLED ON OR BEFORE THE RE-BALANCING (MONTH END) DATE. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED EXCEPT FOR THE 3 MONTH U.S. TREASURY BILL INDEX. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN THE NAV PER SHARE AND REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $19.06.

(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE NEW YORK STOCK EXCHANGE AND REINVESTMENT OF DISTRIBUTIONS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $20.00.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.
--------------------------------------------------------------------------------

                          THE GABELLI GLOBAL DEAL FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

                                                                                    MARKET
   SHARES                                                                            VALUE
------------                                                                     -------------
              COMMON STOCKS -- 41.0%
              AGRICULTURE -- 0.0%
       1,000  Provimi SA ......................................................  $      26,713
                                                                                 -------------
              AUTOMOTIVE -- 0.0%
       4,500  Lear Corp.+ .....................................................        116,595
                                                                                 -------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
      60,000  CSK Auto Corp.+ .................................................        558,600
                                                                                 -------------
              BROADCASTING -- 0.0%
       1,000  Cumulus Media Inc., Cl. A+ ......................................          6,380
                                                                                 -------------
              BUSINESS SERVICES -- 4.9%
      10,000  Acxiom Corp. ....................................................        118,700
     260,000  ChoicePoint Inc.+ ...............................................     12,376,000
     110,000  Diebold Inc. ....................................................      4,130,500
     145,000  PHH Corp.+ ......................................................      2,527,350
       2,000  United Rentals Inc.+ ............................................         37,680
                                                                                 -------------
                                                                                    19,190,230
                                                                                 -------------
              CABLE AND SATELLITE -- 0.3%
      15,000  Sogecable SA+ ...................................................        657,631
      35,001  Zon Multimedia Servicos de
                 Telecomunicacoes e Multimedia
                 SGPS SA ......................................................        414,988
                                                                                 -------------
                                                                                     1,072,619
                                                                                 -------------
              COMMUNICATIONS EQUIPMENT -- 0.1%
       6,308  CommScope Inc.+ .................................................        219,708
                                                                                 -------------
              COMPUTER SOFTWARE AND SERVICES -- 6.0%
       7,500  Affiliated Computer Services Inc.,
                 Cl. A+ .......................................................        375,825
     720,000  BEA Systems Inc.+ ...............................................     13,788,000
     100,000  BladeLogic Inc.+ ................................................      2,805,000
      20,000  Fast Search & Transfer ASA+ .....................................         72,658
      45,000  NAVTEQ Corp.+ ...................................................      3,060,000
       5,000  Netmanage Inc.+ .................................................         20,050
       5,000  Synplicity Inc.+ ................................................         39,150
     120,000  Yahoo! Inc.+ ....................................................      3,471,600
                                                                                 -------------
                                                                                    23,632,283
                                                                                 -------------
              CONSUMER PRODUCTS -- 0.6%
     220,000  Ducati Motor Holding SpA+ .......................................        583,161
      44,000  Harman International Industries Inc. ............................      1,915,760
                                                                                 -------------
                                                                                     2,498,921
                                                                                 -------------
              CONSUMER SERVICES -- 0.7%
      70,000  Tele Atlas NV+ ..................................................      2,787,136
                                                                                 -------------

                                                                                    MARKET
   SHARES                                                                            VALUE
------------                                                                     -------------
              DIVERSIFIED INDUSTRIAL -- 1.8%
     550,000  Myers Industries Inc. ...........................................  $   7,221,500
                                                                                 -------------
              EDUCATIONAL SERVICES -- 0.1%
       1,000  Bright Horizons Family Solutions Inc.+ ..........................         43,040
      35,000  Corinthian Colleges Inc.+ .......................................        253,050
                                                                                 -------------
                                                                                       296,090
                                                                                 -------------
              ELECTRONICS -- 0.6%
     211,700  Alliance Semiconductor Corp. ....................................        234,987
      70,000  Bel Fuse Inc., Cl. A ............................................      2,197,300
                                                                                 -------------
                                                                                     2,432,287
                                                                                 -------------
              ENERGY AND UTILITIES -- 6.9%
   2,100,000  Aquila Inc.+ ....................................................      6,741,000
     215,000  Endesa SA .......................................................     11,275,951
      30,000  Energy East Corp. ...............................................        723,600
       5,000  Grant Prideco Inc.+ .............................................        246,100
      90,000  NorthWestern Corp. ..............................................      2,193,300
     215,000  Puget Energy Inc. ...............................................      5,562,050
     100,000  WesternZagros Resources Ltd.+ ...................................        237,712
                                                                                 -------------
                                                                                    26,979,713
                                                                                 -------------
              ENTERTAINMENT -- 1.3%
     200,000  Take-Two Interactive Software Inc.+ .............................      5,104,000
                                                                                 -------------
              ENVIRONMENTAL SERVICES -- 0.1%
       5,000  Waste Industries USA Inc. .......................................        180,750
                                                                                 -------------
              EQUIPMENT AND SUPPLIES -- 0.8%
      70,000  Trane Inc. ......................................................      3,213,000
                                                                                 -------------
              FINANCIAL SERVICES -- 4.2%
     120,000  Alfa Corp. ......................................................      2,637,600
       4,000  Asset Acceptance Capital Corp. ..................................         38,520
       5,000  Banco BPI SA ....................................................         26,444
      10,000  Federal National Mortgage Association ...........................        263,200
       1,000  North Pointe Holdings Corp.+ ....................................         15,800
     180,000  SLM Corp.+ ......................................................      2,763,000
     150,000  The Midland Co. .................................................      9,739,500
       4,142  The Toronto-Dominion Bank .......................................        283,749
      30,000  Wachovia Corp. ..................................................        810,000
                                                                                 -------------
                                                                                    16,577,813
                                                                                 -------------
              FOOD AND BEVERAGE -- 0.3%
      10,000  Bull-Dog Sauce Co. Ltd. .........................................         25,582
      32,000  NuCo2 Inc.+ .....................................................        888,640
       8,000  Reddy Ice Holdings Inc. .........................................        104,240
                                                                                 -------------
                                                                                     1,018,462
                                                                                 -------------

               See accompanying notes to schedule of investments.

                          THE GABELLI GLOBAL DEAL FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2008 (UNAUDITED)

                                                                                    MARKET
   SHARES                                                                            VALUE
------------                                                                     -------------
              COMMON STOCKS (CONTINUED)
              HEALTH CARE -- 0.8%
       9,000  ArthroCare Corp.+ ...............................................  $     300,150
       4,000  Biogen Idec Inc.+ ...............................................        246,760
     100,000  Collagenex Pharmaceuticals Inc.+ ................................      1,657,000
      30,900  E-Z-EM-Inc.+ ....................................................        647,973
     100,100  Encysive Pharmaceuticals Inc.+ ..................................        235,235
                                                                                 -------------
                                                                                     3,087,118
                                                                                 -------------
              HOTELS AND GAMING -- 0.8%
      54,164  MGM Mirage+ .....................................................      3,183,218
                                                                                 -------------
              MATERIALS -- 0.0%
      12,500  Intertape Polymer Group Inc.+ ...................................         29,625
                                                                                 -------------
              MEDIA -- 3.0%
     100,000  APN News & Media Ltd. ...........................................        419,480
     345,000  Cablevision Systems Corp., Cl. A+ ...............................      7,393,350
     134,000  Clear Channel Communications Inc. ...............................      3,915,480
                                                                                 -------------
                                                                                    11,728,310
                                                                                 -------------
              METALS AND MINING -- 0.0%
       2,500  Gloucester Coal Ltd. ............................................         22,208
      20,000  Uranium One Inc.+ ...............................................         65,858
                                                                                 -------------
                                                                                        88,066
                                                                                 -------------
              RETAIL -- 0.1%
       1,000  Corporate Express ...............................................         11,635
      15,000  Genesco Inc.+ ...................................................        346,650
                                                                                 -------------
                                                                                       358,285
                                                                                 -------------
              SPECIALTY CHEMICALS -- 3.1%
         320  Mitsubishi Chemical Holdings Corp. ..............................          2,116
     320,000  UAP Holding Corp. ...............................................     12,268,800
                                                                                 -------------
                                                                                    12,270,916
                                                                                 -------------
              TELECOMMUNICATIONS -- 1.1%
     100,000  Asia Satellite Telecommunications
                Holdings Ltd., ADR ............................................      1,893,910
      15,000  Neuf Cegetel ....................................................        835,241
     130,000  Portugal Telecom SGPS SA ........................................      1,510,554
                                                                                 -------------
                                                                                     4,239,705
                                                                                 -------------
              WIRELESS COMMUNICATIONS -- 3.3%
     295,000  Rural Cellular Corp., Cl. A+ ....................................     13,047,850
                                                                                 -------------
              TOTAL COMMON STOCKS .............................................    161,165,893
                                                                                 -------------

 PRINCIPAL                                                                          MARKET
   AMOUNT                                                                            VALUE
------------                                                                     -------------
               U.S. GOVERNMENT OBLIGATIONS -- 59.0%
               U.S. TREASURY BILLS -- 58.6%
$230,837,000   U.S. Treasury Bills, 1.017% to 3.168%++,
                  04/03/08 to 09/18/08 (a) ....................................  $ 230,364,121
                                                                                 -------------
               U.S. TREASURY NOTES -- 0.4%
   1,440,000   U.S. Treasury Note,
                  5.000%, 07/31/08 ............................................      1,457,438
                                                                                 -------------
               TOTAL U.S. GOVERNMENT
                  OBLIGATIONS .................................................    231,821,559
                                                                                 -------------

TOTAL INVESTMENTS -- 100.0%
   (Cost $415,788,902) ........................................................  $ 392,987,452
                                                                                 =============
            Aggregate book cost ...............................................  $ 415,788,902
                                                                                 =============
            Gross unrealized appreciation .....................................  $   1,565,641
            Gross unrealized depreciation .....................................    (24,367,091)
                                                                                 -------------
            Net unrealized appreciation/depreciation ........................    $ (22,801,450)
                                                                                 =============

   SHARES
-----------
               SECURITIES SOLD SHORT -- (0.1)%
               COMMUNICATIONS EQUIPMENT -- (0.1)%
      6,308    CommScope Inc.+ ................................................  $    (219,708)
                                                                                 -------------
               TOTAL SECURITIES SOLD SHORT
                  (Total proceeds $305,054) ...................................  $    (219,708)
                                                                                 -------------
            Aggregate proceeds ................................................  $     305,054
                                                                                 =============
            Gross unrealized appreciation .....................................  $      85,346
            Gross unrealized depreciation .....................................              0
                                                                                 -------------
            Net unrealized appreciation/depreciation ........................    $      85,346
                                                                                 =============

----------
(a) At March 31, 2008, $2,500,000 of the principal amount was pledged as collateral for the security sold short.

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR   American Depositary Receipt

                                                                       % OF
                                                                      MARKET        MARKET
GEOGRAPHIC DIVERSIFICATION                                            VALUE         VALUE
--------------------------                                         -----------  -------------
LONG POSITIONS
United States ...................................................      94.6%    $ 371,805,100
Europe ..........................................................       4.6        18,202,112
Asia/Pacific ....................................................       0.6         2,335,598
Canada ..........................................................       0.2           616,945
Japan ...........................................................       0.0            27,697
                                                                      -----     -------------
Total Investments ...............................................     100.0%    $ 392,987,452
                                                                      =====     =============
SHORT POSITIONS
United States ...................................................      (0.1)%   $    (219,708)


               See accompanying notes to schedule of investments.

                          THE GABELLI GLOBAL DEAL FUND
                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 "FAIR VALUE MEASUREMENTS" ("SFAS 157")

On January 1, 2008, the Fund adopted SFAS 157 that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     o    Level 1 - quoted prices in active markets for identical securities;

     o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     o Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of March 31, 2008 is as follows:

                                                     INVESTMENTS IN   OTHER FINANCIAL INSTRUMENTS
                                                       SECURITIES             (UNREALIZED
     VALUATION INPUTS                                (MARKET VALUE)         APPRECIATION)*
     ----------------                                --------------   ---------------------------
     Level 1 - Quoted Prices                          $ 160,946,185                --
     Level 2 - Other Significant Observable Inputs      231,821,559          $ 63,904
                                                      -------------          --------
     Total                                            $ 392,767,744          $ 63,904
                                                      =============          ========

----------
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

                          THE GABELLI GLOBAL DEAL FUND
            NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

2. SWAP AGREEMENTS. The Fund may enter into equity and contract for difference swap transactions. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

The use of derivative instruments may involve, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.

The Fund has entered into contract for difference swap agreements with Bear, Stearns International Limited. Details of the swaps at March 31, 2008 are as follows:

                                                                                                         NET UNREALIZED
         NOTIONAL                   EQUITY SECURITY                INTEREST RATE/          TERMINATION    APPRECIATION
          AMOUNT                       RECEIVED                 EQUITY SECURITY PAID           DATE      (DEPRECIATION)
         --------            ----------------------------   -----------------------------  -----------   --------------
                                     Market Value               Overnight LIBOR plus
                                   Appreciation on:         Market Value Depreciation on:
   $7,005 (1,000 shares)           J Sainsbury plc                J Sainsbury plc            09/15/08       $   (482)
                                      Umbro plc                      Umbro plc               09/15/08          1,498
                                   Kelda Group plc                Kelda Group plc            10/15/08         15,755
  296,060 (50,000 shares)             Foseco plc                     Foseco plc              11/17/08         13,988
                               MTL Instruments Group plc     MTL Instruments Group plc       11/17/08            467
6,075,207 (385,000 shares)     Scottish & Newcastle plc       Scottish & Newcastle plc       12/15/08         48,636
  389,490 (5,000 shares)            Xstrata plc                     Xstrata plc              01/15/09        (20,582)
   68,487 (100,000 shares)   Gulf Keystone Petroleum Ltd.   Gulf Keystone Petroleum Ltd.     03/17/09          4,624
                                                                                                            --------
                                                                                                            $ 63,904
                                                                                                            ========

3. TAX INFORMATION. Under the current tax law, capital and currency losses realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following fiscal year. Post October currency losses at December 31, 2007 were $141,644.

--------------------------------------------------------------------------------

                            THE GABELLI GLOBAL DEAL FUND
                              AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli Global Deal Fund (the "Fund") is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

--------------------------------------------------------------------------------

                                     [FLAGS]

                              TRUSTEES AND OFFICERS
                          THE GABELLI GLOBAL DEAL FUND
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

TRUSTEES                                       OFFICERS

Mario J. Gabelli, CFA                          Bruce N. Alpert
  CHAIRMAN & CHIEF EXECUTIVE OFFICER,            PRESIDENT
  GAMCO INVESTORS, INC.
                                               Carter W. Austin
Anthony J. Colavita                              VICE PRESIDENT
  ATTORNEY-AT-LAW,
  ANTHONY J. COLAVITA, P.C.                    Peter D. Goldstein
                                                 CHIEF COMPLIANCE OFFICER
James P. Conn
  FORMER MANAGING DIRECTOR &                   Sheila J. Moore
  CHIEF INVESTMENT OFFICER,                      ASSISTANT VICE PRESIDENT & OMBUDSMAN
  FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.
                                               Agnes Mullady
Clarence A. Davis                                TREASURER AND SECRETARY
  CHIEF EXECUTIVE OFFICER,
  NESTOR, INC.                                 David I. Schachter
                                                 VICE PRESIDENT
Mario d'Urso
  CHAIRMAN, MITTEL CAPITAL MARKETS SPA         INVESTMENT ADVISER
                                               Gabelli Funds, LLC
Arthur V. Ferrara                              One Corporate Center
  FORMER CHAIRMAN & CHIEF EXECUTIVE OFFICER,   Rye, New York 10580-1422
  GUARDIAN LIFE INSURANCE COMPANY OF AMERICA
                                               CUSTODIAN
Michael J. Melarkey                            Mellon Trust of New England, N.A.
  ATTORNEY-AT-LAW,
  AVANSINO, MELARKEY, KNOBEL & MULLIGAN        COUNSEL
                                               Skadden, Arps, Slate, Meagher & Flom LLP
Edward T. Tokar
  SENIOR MANAGING DIRECTOR,                    TRANSFER AGENT AND REGISTRAR
  BEACON TRUST COMPANY                         American Stock Transfer and Trust Company

Salvatore J. Zizza                             STOCK EXCHANGE LISTING
  CHAIRMAN, ZIZZA & CO., LTD.                                               Common
                                                                          ----------
                                               NYSE-Symbol:                  GDL
                                               Shares Outstanding:        21,270,610





The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading "Specialized Equity Funds," in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "Specialized Equity Funds."

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

--------------------------------------------------------------------------------
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM, or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund's shares are trading at a discount of 7.5% or more from the net asset value of the shares.
--------------------------------------------------------------------------------

THE GABELLI GLOBAL DEAL FUND
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

                                                            FIRST QUARTER REPORT
                                                            MARCH 31, 2008

                                                                     GDL Q1/2008

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Gabelli Global Deal Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       May 29, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       May 29, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer

Date                       May 29, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.